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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2002


Check here if Amendment  [ ]                     Amendment No.:    _______
         This Amendment (Check only one):        [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:          Greylock IX Limited Partnership
Address:       880 Winter Street, Suite 300
               Waltham, MA 02451

Form 13F File Number: 28-10007

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          William W. Helman
Title:         Co-Managing Partner, Greylock IX GP Limited Partnership
Phone:         781-622-2200

Signature, Place and Date of Signing:

/s/ William W. Helman,  Waltham, Massachusetts                  July 23, 2002
---------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     10

Form 13F Information Table Value Total:     $15,978
                                             (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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

                                                          VALUE                    INVESTMENT        OTHER          VOTING
NAME OF ISSUER      TITLE OF CLASS      CUSIP           (x $1,000)   # OF SHARES   DISCRETION       MANAGERS       AUTHORITY
----------------------------------------------------------------------------------------------------------------------------
Ask Jeeves               Common      045174 10 9         $    570        553,294      Sole            None            Sole
Broadcom Corp.           Common      111320 10 7         $    217         12,398      Sole            None            Sole
Corio                    Common      218875 10 2         $  2,861      2,624,615      Sole            None            Sole
E.piphany                Common      26881V 10 0         $  6,336      1,443,193      Sole            None            Sole
Landacorp                Common      514756 10 5         $  2,525      2,500,000      Sole            None            Sole
Nortel                   Common      656568 10 2         $    286        197,220      Sole            None            Sole
Scient                   Common      808649 10 7         $      4          8,875      Sole            None            Sole
Student Advantage        Common      86386Q 10 5         $    893        425,000      Sole            None            Sole
Sycamore Networks        Common      871206 10 8         $  2,184        565,862      Sole            None            Sole
Visual Networks          Common      928444 10 8         $    102         71,908      Sole            None            Sole

                                                         $ 15,978